Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) (Parent Company)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Risk-free interest rate, minimum	0.40%	0.35%	0.31%
Risk-free interest rate, maximum	1.35%	0.43%	1.03%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range, minimum	42.33%	43.60%	48.20%
Expected volatility range, maximum	44.17%	44.72%	61.58%
Weighted average expected volatility	43.33%	43.75%	58.27%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Expected life (in years)	3 years 29 days	2 years 8 months 1 day	2 years 7 months 28 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Expected life (in years)	4 years 6 months 26 days	3 years 29 days	3 years